Concession rights (Tables)	12 Months Ended
Dec. 31, 2017
Concession rights [Abstract]
Summary of concession rights
The concession rights at December 31, 2017 and 2016 are summarized as follows:

	2017	2016	Years to amortize
Administración Portuaria Integral de Acapulco (a)	$94,607	$94,607	10
Transportación Marítima Mexicana (b)	30,266	30,266	-
	124,873	124,873
Accumulated amortization	(111,629)	(107,844)
Concession rights, net	$13,244	$17,029

The amortization of the concession rights was $3,785 for the years ended December 31, 2017 and 2016.

(a)	Concession expires June 2021.

(b)
Renewal expires January 16, 2023, with the possibility of renewing for another 8 years. In January 2007, the total value of this concession was amortized prior to the renewal. Accumulated amortization for this intangible asset is $30,266.